Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 17, 2020
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2020
Prospectus Date	rr_ProspectusDate	Aug. 17, 2020
Cambria Global Real Estate ETF | Cambria Global Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLDG
Cambria Buyout ETF | Cambria Buyout ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LBO
Cambria Venture ETF | Cambria Venture ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCAP